UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

☒
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 5, 2020

Exact name of securitizer as specified in its charter:  CCRE Commercial Mortgage Securities, L.P.

Commission File Number of securitizer: 025-00534

Central Index Key Number of securitizer: 0001515166

Paul Vanderslice, Chief Executive Officer, (212)723-6156
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
◻	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), CCRE Commercial Mortgage Securities, L.P. has indicated by check mark that there is no activity for the annual period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CCRE COMMERCIAL MORTGAGE SECURITIES, L.P.
(Securitizer)
Date: February 5, 2020
	By:	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Chief Executive Officer
(senior officer in charge of securitization)